Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of non-significant acquisitions
During fiscal years 2021, 2020 and 2019, the Company acquired certain franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2021	2020	2019
Property and equipment	$185	$16,756	$1,471
Identifiable intangible assets	—	4,922	1,347
Goodwill	—	1,224	1,589
Assumed debt	—	—	(77)
Gain on purchase of franchised restaurants	—	(1,708)	(767)
Purchase price	185	21,194	3,563
Seller financing	—	(1,000)	—
Settlement of franchise receivables	—	(16,361)	(905)
Net cash paid at acquisition date	$185	$3,833	$2,658